Related Party Transactions (Details Narrative) (10K) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 17, 2007	Jul. 31, 2012	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Proceeds from related party					$ 723,308
Debt convertible outstanding amount						109,812
Interest expense						1,491
amortization of debt discounts						13,917
Debt discount					$ 809,835	$ 1,285,000
Convertible notes payable			$ 45,000
Common stock issued for: Conversion of debt, shares					347,400
Debt principal amount			3,188,081
Number of preferred stock shares issued for services						100,000
Number of preferred stock shares issued for services, value			(250,393)
Lease term	5 years
Ownership percentage	5.00%
Payment of rent		$ 11,904	$ 1,500		$ 438,830
Settlement Agreement [Member]
Payment of rent					438,830
Shareholder and Director [Member]
Payment of rent					1,500
Series A Convertible Preferred Stock [Member]
Debt convertible outstanding amount					$ 37,906
Series A Preferred Stock [Member]
Common stock issued for: Conversion of debt, shares			1,276,710
Number of preferred stock shares issued for services					218,000
Number of preferred stock shares issued for services, value			$ 365,990		$ 942,644	$ 334,880
Series A Preferred Stock [Member] | CFO [Member]
Number of preferred stock shares issued for services					10,000
Number of preferred stock shares issued for services, value					$ 54,152
Series A Preferred Stock [Member] | CEO And CFO [Member]
Number of shares issued for exchange of debt						$ 262,500
Number of shares issued for exchange of debt, shares						175,000
Related Party Promissory Notes [Member]
Proceeds from related party					249,695	$ 224,915
Debt convertible outstanding amount					1,197,950	1,055,532
Related Party Convertible Notes Payable [Member]
Proceeds from related party					473,613	156,500
Debt convertible outstanding amount						113,500
Loan Fees					29,156
Interest expense					1,912,587
amortization of debt discounts					25,000
Debt discount					448,613	4,896
Convertible notes payable					$ 0		$ 113,500
Convertible note variable rate amount						$ 43,000
Common stock conversion price per share						$ 0.001
Common stock issued for: Conversion of debt, shares						43,326
Related Party Convertible Notes Payable One [Member]
Loan Fees						$ 17,401
Interest expense						17,401
amortization of debt discounts						43,000
Convertible notes payable						$ 0
Common stock issued for: Conversion of debt, shares						3,440
Debt principal amount						$ 43,000
Related Party Convertible Notes One [Member]
Debt convertible outstanding amount						3,638,566
amortization of debt discounts						$ 6,328